Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of income tax provision

	2024		2023		2022
Income taxes, current (1)	Ps.	(4,238,483)	Ps.	(1,771,404)	Ps.	(2,310,957)
Income taxes, deferred		3,549,896		(589,230)		3,663,846
	Ps.	(688,587)	Ps.	(2,360,634)	Ps.	1,352,889

(1)	The current income tax of Mexican companies payable in Mexico represented 99%, 96% and 90% of total current income taxes in 2024, 2023 and 2022, respectively.

Schedule of principal differences between income taxes computed at the statutory rate and the Group's provision for income taxes

	%	%	%
	2024	2023	2022
Statutory income tax rate	30	30	30
Differences between accounting and tax bases, including tax inflation gain that is not recognized for accounting purposes	6	(15)	(15)
Taxes from prior years	(6)	(15)	(2)
Tax loss carryforwards	(51)	(21)	6
2014 Tax Reform	—	—	(1)
Foreign operations	14	(10)	(7)
Share of loss in associates and joint ventures, net	(4)	(20)	(13)
Reversal of impairment loss in investment in shares of TelevisaUnivision	—	—	2
Discontinued operations	—	—	10
Recovery of asset tax from prior years	2	7	—
Effective income tax rate	(9)	(44)	10

Schedule of years of expiration of tax loss carry forwards

	Tax Loss
	Carryforwards
	for Which
	Deferred Taxes
Year of Expiration	Were Recognized
2025	Ps.	11,897,746
2026		329,150
2027		236,307
2028		1,173,961
2029		1,971,490
Thereafter		6,963,569
	Ps.	22,572,223

Schedule of deferred income taxes

	2024		2023
Deferred Income Tax Assets:
Accrued liabilities (1)	Ps.	3,058,391	Ps.	3,115,699
Allowance for expected credit losses		458,366		606,257
Customer advances		1,820,602		1,583,352
Property, plant and equipment, net		6,798,230		4,643,270
Financial expenses pending tax deduction		4,904,829		1,112,726
Investments		398		—
Tax loss carryforwards:
Operating		3,129,246		4,014,487
Capital (2)		3,642,421		5,823,813

Deferred Income Tax Liabilities:
Investments		—		(722,530)
Prepaid expenses and other items (1)		(824,656)		(476,430)
Derivative financial instruments		(550,399)		(44,618)
Intangible assets and transmission rights		(3,491,393)		(2,842,087)
Deferred income tax assets of Mexican companies		18,946,035		16,813,939
Deferred income tax assets of certain foreign subsidiaries		433,278		335,651
Deferred income tax assets, net	Ps.	19,379,313	Ps.	17,149,590

(1)	Includes deferred income taxes derived from right-of-use assets of Ps.864,910 and lease liabilities of Ps.147,618.
(2)	Includes the benefit from tax loss carryforwards derived from the disposal in 2014 of the Group’s investment in GSF, in the amount of Ps.2,925,086 and Ps.4,678,136, as of December 31, 2024 and 2023, respectively.

The gross roll-forward of deferred income tax assets, net, is as follows:

	2024		2023
At January 1	Ps.	17,149,590	Ps.	17,520,493
Statement of income (charge) credit		3,549,896		(589,230)
Other comprehensive income (“OCI”) credit		(457,913)		270,973
Retained earnings credit		(15,589)		55,004
Discontinued operations		5,151		(107,650)
Spun-off Businesses		(851,822)		—
At December 31	Ps.	19,379,313	Ps.	17,149,590

The roll-forward of deferred income tax assets and liabilities for the year 2024, was as follows:

			Credit		Credit
			(Charge) to		(Charge) to
			Consolidated		Consolidated				Credit
			Statement of		Statement of				(Charge)
			Income		Income				to OCI and
	At January 1,		(Continuing		(Discontinued		Spun-off		Retained		At December 31,
	2024		Operations)		Operations)		Businesses		Earnings		2024
Deferred Income Tax Assets:
Accrued liabilities	Ps.	3,115,699	Ps.	220,536	Ps.	—	Ps.	(277,844)	Ps.	—	Ps.	3,058,391
Allowance for expected credit losses		606,257		(104,516)		—		(43,375)		—		458,366
Customer advances		1,583,352		239,752		—		(2,502)		—		1,820,602
Property, plant and equipment, net		4,643,270		2,247,022		—		(92,062)		—		6,798,230
Financial expenses pending tax deduction		1,112,726		3,850,444		—		(58,341)		—		4,904,829
Investments		—		398		—		—		—		398
Tax loss carryforwards		9,838,300		(3,054,606)		—		(12,027)		—		6,771,667
Deferred income tax assets of foreign subsidiaries		335,651		97,627		—		—		—		433,278

Deferred Income Tax Liabilities:
Investments		(722,530)		657,628		—		—		64,902		—
Prepaid expenses and other items		(476,430)		(340,671)		5,151		(31,539)		18,833		(824,656)
Derivative financial instruments		(44,618)		51,456		—		—		(557,237)		(550,399)
Intangible assets and transmission rights		(2,842,087)		(315,174)		—		(334,132)		—		(3,491,393)
Deferred income tax assets, net	Ps.	17,149,590	Ps.	3,549,896	Ps.	5,151	Ps.	(851,822)	Ps.	(473,502)	Ps.	19,379,313

The roll-forward of deferred income tax assets and liabilities for the year 2023, was as follows:

			(Charge)
			Credit to
			Consolidated		Credit
			Statement of		(Charge)
			Income		to OCI and
	At January 1,		(Continuing		Retained		At December 31,
	2023		Operations)		Earnings		2023
Deferred Income Tax Assets:
Accrued liabilities	Ps.	4,312,485	Ps.	(1,196,786)	Ps.	—	Ps.	3,115,699
Allowance for expected credit losses		607,773		(1,516)		—		606,257
Customer advances		2,335,751		(752,399)		—		1,583,352
Property, plant and equipment, net		3,923,889		719,381		—		4,643,270
Financial expenses pending tax deduction		1,040,210		72,516		—		1,112,726
Tax loss carryforwards		10,116,568		(278,268)		—		9,838,300
Deferred income tax assets of foreign subsidiaries		246,813		88,838		—		335,651

Deferred Income Tax Liabilities:
Investments		(700,285)		(287,142)		264,897		(722,530)
Prepaid expenses and other items		(1,589,317)		1,138,068		(25,181)		(476,430)
Derivative financial instruments		(130,879)		—		86,261		(44,618)
Intangible assets and transmission rights		(2,642,515)		(199,572)		—		(2,842,087)
Deferred income tax assets, net	Ps.	17,520,493	Ps.	(696,880)	Ps.	325,977	Ps.	17,149,590

The tax (charge) credit of income taxes relating to components of other comprehensive income (loss), is as follows:

	2024
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	(62,779)	Ps.	18,833	Ps.	(43,946)
Exchange differences on translating foreign operations		285,502		2,683,967		2,969,469
Derivative financial instruments cash flow hedges		1,857,456		(557,237)		1,300,219
Open-Ended Fund		(66,098)		19,829		(46,269)
Other equity instruments		(202,208)		60,662		(141,546)
Share of income of associates and joint ventures		(7,061,676)		—		(7,061,676)
Other comprehensive income	Ps.	(5,249,803)	Ps.	2,226,054	Ps.	(3,023,749)
Current tax			Ps.	2,683,967
Deferred tax				(457,913)
			Ps.	2,226,054

	2023
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	83,935	Ps.	(25,181)	Ps.	58,754
Exchange differences on translating foreign operations		(758,835)		(1,975,708)		(2,734,543)
Derivative financial instruments cash flow hedges		(287,536)		86,261		(201,275)
Open-Ended Fund		(741)		222		(519)
Other equity instruments		(698,903)		209,671		(489,232)
Share of income of associates and joint ventures		4,278,531		—		4,278,531
Other comprehensive income	Ps.	2,616,451	Ps.	(1,704,735)	Ps.	911,716
Current tax			Ps.	(1,975,708)
Deferred tax				270,973
			Ps.	(1,704,735)

	2022
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	158,119	Ps.	(47,436)	Ps.	110,683
Exchange differences on translating foreign operations		(143,156)		(978,527)		(1,121,683)
Derivative financial instruments cash flow hedges		395,807		(118,742)		277,065
Open-Ended Fund		(131,957)		39,587		(92,370)
Other equity instruments		(906,658)		271,997		(634,661)
Share of income of associates and joint ventures		4,245,546		—		4,245,546
Other comprehensive income	Ps.	3,617,701	Ps.	(833,121)	Ps.	2,784,580
Current tax			Ps.	(978,527)
Deferred tax				145,406
			Ps.	(833,121)